Post-Retirement Liabilities - Summary of Average Periods of the Obligations Under the Benefit Plans (Detail)	12 Months Ended
Dec. 31, 2017
Plan A [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Average periods of maturity of the obligations under the benefit plans	9 years 3 months 11 days
Plan B [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Average periods of maturity of the obligations under the benefit plans	11 years 6 months 18 days
Health plan [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Average periods of maturity of the obligations under the benefit plans	13 years 8 months 5 days
Dental plan [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Average periods of maturity of the obligations under the benefit plans	13 years 8 months 5 days
Life insurance [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Average periods of maturity of the obligations under the benefit plans	11 years 6 months 18 days